FINANCIAL INSTRUMENTS - Debt and Equity Securities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt and Marketable Equity Securities
Debt securities - noncurrent, Adjusted Cost		$ 5	$ 5
Debt securities - noncurrent, Gross Unrealized Gains		3	3
Debt securities - noncurrent, Fair Value		8	8
Available-for-sale equity investments, Adjusted Cost		3	186
Available-for-sale equity investments, Gross Unrealized Gains		5	6
Available-for-sale equity investments, Gross Unrealized Losses		0	0
Available-for-sale equity investments, Fair Value		7	192
Sales of debt and available-for-sale equity investments
Proceeds		151	8	$ 21
Gross realized gains (before taxes)		3	1	0
Gross realized losses (before taxes)		37	1	$ 5
Unrealized holding gains/(losses) on available-for-sale debt and equity securities
Net unrealized gains/(losses) arising during the period		(23)	(33)
Net unrealized (gains)/losses reclassified to net income		21	53
Writedowns included in net income for the period		$ 0	86
Maximum contractual maturities of substantially all available-for-sale debt securities		1 year
Lenovo's common stock
Debt and Marketable Equity Securities
Available-for-sale equity investments, Adjusted Cost			185
Other-than-temporary impairment loss			$ 86
Sales of debt and available-for-sale equity investments
Gross realized losses (before taxes)	$ 37